Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Bridges Investment Fund
Shareholder Report [Line Items]
Fund Name	Bridges Investment Fund®
Class Name	Bridges Investment Fund®
Trading Symbol	BRGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridges Investment Fund for the period of January 1, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgesfund.com/resources/. You can also request this information by contacting us at 1-866-934-4700.
Additional Information Phone Number	1-866-934-4700
Additional Information Website	www.bridgesfund.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bridges Investment Fund	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Bridges Investment Fund (the “Fund”) had a total return of 10.80%. By comparison, the S&P 500 Index (the “benchmark”) had a total return of 17.88% during the same period. The Fund’s underperformance relative to the benchmark was largely attributable to our selection effects within the technology sector, where we had more exposure to software businesses and less exposure to semi-conductor companies.
POSITIONING
Throughout 2025, the Fund benefited from being overweight select technology companies such as Alphabet, NVIDIA, and Microsoft relative to the benchmark. We believe many of the Fund’s largest holdings benefited from increased investor expectations for improving profitability and the potential for future accelerated earnings growth. While we can’t be certain of improving fundamentals or accelerating growth, we feel the Fund is well positioned for what lies ahead.

Top Contributors
↑	Alphabet, Inc.
↑	NVIDIA Corp.
↑	Microsoft Corp.

Top Detractors
↓	UnitedHealth Group, Inc.
↓	ServiceNow, Inc.
↓	Floor & Decor Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Bridges Investment Fund	10.80	12.03	14.00
S&P 500 TR	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bridgesfund.com/resources/ for more recent performance information.
Net Assets	$ 225,944,315
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 1,152,711
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$225,944,315
Number of Holdings	40
Net Advisory Fee	$1,152,711
Portfolio Turnover	8%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(% of Net Assets)
Alphabet, Inc.	11.2%
NVIDIA Corp.	9.5%
Microsoft Corp.	8.8%
Amazon.com, Inc.	7.5%
Apple, Inc.	6.2%
Meta Platforms, Inc.	5.0%
Mastercard, Inc.	4.2%
Palo Alto Networks, Inc.	3.8%
Visa, Inc.	3.5%
Berkshire Hathaway, Inc.	2.9%

Top Sectors	(% of Net Assets)
Manufacturing	27.3%
Information	16.1%
Retail Trade	14.7%
Finance and Insurance	13.8%
Professional, Scientific, and Technical Services	13.4%
Administrative and Support and Waste Management and Remediation Services	7.7%
Transportation and Warehousing	3.9%
Real Estate and Rental and Leasing	1.5%
Wholesale Trade	1.0%
Cash & Other	0.6%

Top Industries	(% of Net Assets)
Computer and Electronic Product Manufacturing	21.3%
Professional, Scientific, and Technical Services	13.4%
Publishing Industries	11.1%
Administrative and Support Services	7.7%
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers	7.5%
Insurance Carriers and Related Activities	5.5%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities	5.1%
Web Search Portals, Libraries, Archives, and Other Information Services	5.0%
Miscellaneous Manufacturing	3.4%
Cash & Other	20.0%

Updated Prospectus Web Address	www.bridgesfund.com/resources/